Non-life and Life and Health Reserves - Loss and loss expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses		$ 4,923,156		$ 4,193,255	$ 3,840,982
Non Life
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses		3,660,140	[1]	3,168,647	3,005,567
Prior years	[2]	56,848		248,719	448,158
Life and Health
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses		1,263,016		$ 1,024,608	$ 835,415
Corporate and Other
Losses and Loss Expenses by Segment [Line Items]
Prior years	[2]	$ 3,000

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.
[2]	Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million, $9 million and $nil at December 31, 2019, 2018 and 2017, respectively.